Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fixed Assets [Abstract]
Fixed Assets

Note 3 - Fixed Assets

As of June 30, 2026 and December 31, 2025, fixed assets consisted of the following:

	June 30, 2026	December 31, 2025
Property, leasehold and capitalized software	$615,905	$597,235
TAEUS development and testing	125,151	125,151
Accumulated depreciation	(697,518)	(679,870)
Fixed assets, net	$43,538	$42,516

Depreciation expense for the six months ended June 30, 2026 and June 30, 2025 was $17,648 and $23,142, respectively.

Note 4 - Fixed Assets

As of December 31, 2025 and 2024, fixed assets consisted of the following:

	December 31, 2025	December 31, 2024
Property, leasehold and capitalized software	$597,235	$579,954
TAEUS development and testing	125,151	125,151
Accumulated depreciation	(679,870)	(635,824)
Fixed assets, net	$42,516	$69,281

Depreciation expense for the years ended December 31, 2025 and 2024 was $44,045 and $46,489, respectively.